Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other assets [abstract]
Land use rights	[1]	¥ 8,056	¥ 7,830
Disbursements		5,866	5,946
Automated policy loans		3,522	3,377
Tax prepaid		2,257	5,615
Investments receivable and prepaid		1,559	2,665
Due from related parties		722	757
Prepayments to constructors		187	847
Others		6,852	6,992
Total		29,021	34,029
Current		19,706	24,175
Non-current		9,315	9,854
Total		¥ 29,021	¥ 34,029

[1]	The Group’s right-of-use assets include the above land use rights and right-of-use assets disclosed in Note 7.